Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8521
E-mail - jfeinourjr@stradley.com

December 27, 2019

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM ETF Products Trust Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for AIM ETF Products Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in five series: AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer15 Apr ETF, AllianzIM U.S. Large Cap Buffer25 Apr ETF, AllianzIM International Buffer15 Apr ETF and AllianzIM Emerging Markets Buffer20 Apr ETF (each, a “Fund” and collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be non-diversified for purposes of the 1940 Act.  Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Miranda Sturgis at (215) 564-8131.

Sincerely, /s/ J. Stephen Feinour, Jr._____ J. Stephen Feinour, Jr., Esquire